Equity-based compensation - Equity-based compensation activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2018 shares $ / shares
Novartis equity plan select, outside North America [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding at January 1 (in shares) | shares	500
Sold or exercised (in shares) | shares	(100)
Options outstanding at December 31 (in shares) | shares	426
Exercisable (in shares) | shares	400
Options outstanding at January 1, weighted average exercise price (in dollars per share)	$ 61.4
Sold or exercised, weighted average exercise price (in dollars per share)	59.7
Options outstanding at December 31, weighted average exercise price (in dollars per share)	61.1
Exercisable, weighted average exercise price (in dollars per share)	61.4
Options outstanding at January 1, weighted average exercise price	24.7
Sold or exercised, weighted average exercise price	29.1
Exercisable, weighted average exercise price	26.5
Options outstanding at December 31, weighted average exercise price	$ 26.5
Novartis equity plan select, North America [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding at January 1 (in shares) | shares	1,800
Sold or exercised (in shares) | shares	(500)
Options outstanding at December 31 (in shares) | shares	1,288
Exercisable (in shares) | shares	1,300
Options outstanding at January 1, weighted average exercise price (in dollars per share)	$ 62.6
Sold or exercised, weighted average exercise price (in dollars per share)	62.4
Options outstanding at December 31, weighted average exercise price (in dollars per share)	62.5
Exercisable, weighted average exercise price (in dollars per share)	62.6
Options outstanding at January 1, weighted average exercise price	21.4
Sold or exercised, weighted average exercise price	25.8
Exercisable, weighted average exercise price	23.2
Options outstanding at December 31, weighted average exercise price	$ 23.2